Touchstone Sands Capital International Growth Equity Fund Expense Example, No Redemption - Touchstone Sands Capital International Growth Equity Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	881
Expense Example, No Redemption, 5 Years	1,591
Expense Example, No Redemption, 10 Years	$ 3,475